Administrative Expenses - Schedule of Administrative Expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Administrative Expenses [Line Items]
Administrative expenses	R$ (166,599)	R$ (98,900)	R$ (277,689)	R$ (162,014)
Third Party Services and Financial System Services [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(115,948)	(61,774)	(157,749)	(107,775)
Rent, Condominium Fee and Property Services [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(13,592)	(9,685)	(27,195)	(16,589)
Taxes [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(1,463)	(886)	(5,076)	(1,142)
Provisions for Contingencies [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(23,883)	(9,767)	(46,229)	(17,480)
Others [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	R$ (11,712)	R$ (16,788)	R$ (41,439)	R$ (19,028)